Cover	Dec. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2024
Entity File Number	000-55619
Entity Registrant Name	Lightstone Value Plus REIT III, Inc.
Entity Central Index Key	0001563756
Entity Tax Identification Number	46-1140492
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1985 Cedar Bridge Avenue
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	(732)
Local Phone Number	367-0129
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false